Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 749,000.00
Previously Paid Amount	0.00
Total Fee Amount	103.44
Total Offset Amount	0.00
Net Fee	103.44
Narrative - Max Aggregate Offering Price	$ 749,000.00
Final Prospectus	true